Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Proceeds from issuance of long-term debt(a)	$ 6,618	[1]
Non-cash exchange of subsidiary senior notes for the retirement of company commercial paper	992	[2]
Zoetis [Member]
Proceeds from issuance of long-term debt(a)	2,600
Non-cash exchange of subsidiary senior notes for the retirement of company commercial paper	$ 1,000

[1]	In 2013, includes $2.6 billion from the issuance of senior notes by Zoetis (our former Animal Health subsidiary), which is net of the $1.0 billion non-cash exchange of Zoetis senior notes for the retirement of Pfizer commercial paper issued in 2012. See Note 2D. Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, and Equity-Method Investments: Divestitures.
[2]	See Note 2D. Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, and Equity-Method Investments: Divestitures.